CRM FUNDS
------------------------------------
------------------------------------

FUND INFORMATION:                    SHAREHOLDER ACCOUNT INFORMATION:
   Forum Financial Services, Inc.    Forum Shareholder Services, LLC
   Two Portland Square               P.O. Box 446
   Portland, Maine 04101             Portland, Maine 04112
   800-CRM-2883                      800-844-8258
   800-276-2883                      (207) 879-8910

--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT                                                MARCH 31, 1998
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

Having completed the first six months of our third fiscal year of operation, we are pleased to report that the investor share class of the CRM Small Cap Value Fund continues to enjoy strong performance. The Fund has achieved an average return of 11.26% for the six months ended March 31, 1998. This compares favorably to the average small company growth fund return of 4.22%, as measured by Lipper Analytical Services and a return of 6.57% for the Russell 2000 Index. We take great pride in the Fund's first two and one half years of operations. Within the short period of thirty months, the Fund has accumulated over $215 million in assets.

To reiterate what we have described in previous reports to shareholders, our approach to finding good investments for the Fund is no different from the approach we have successfully employed for our private management clients over the past twenty-four years. We invest in companies undergoing some significant change - change in their revenue/asset mix, change in their cost of doing business and even change in their management. This change often creates a period of undervaluation that can provide an attractive entry point for investment. As value investors, we are looking to acquire stocks that are trading at discounts to market multiples of earnings and cash flow as well as at discounts to comparable companies. As an additional valuation tool, we also develop a "private market" value for our investments, i.e. what a strategic buyer might pay for the whole company.

A good example of our invest philosophy and process is GTech, a new position in the Fund. The significant change at GTech is the resignation under controversial circumstances of founder and chairman Richard Snowden; he has been replaced by William O'Connor formerly of General Electric who enjoys a high level of credibility and is working hard to improve GTech's negative image. In addition, the company is terminating several unprofitable ventures and concentrating its efforts on growing international operations. Finally, a problem relating to their contract with the Texas Lottery should be resolved in the near future.

We are pleased to announce that we launched a new Fund in January, the CRM Value Fund. This Fund will employ the same value approach that has been in place since the founding of Cramer Rosenthal McGlynn and will focus on companies without limitation as to size. In addition, we plan on launching a new CRM Mid Cap Value Fund later this year. This Fund will also employ our value approach and will invest in medium sized companies. As a shareholder of the Small Cap Value Fund, you can expect to receive information about our new Funds in the near future. If, however, we can provide you with any relevant facts sooner, please contact us directly at (800) CRM - 2883.

With the thousands of mutual funds to choose from, we thank you for your decision to invest in the CRM Funds.

Sincerely,

The CRM Funds

          [SIG]
Fred M. Filoon
President

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
COMMON STOCK (90.6%)
AEROSPACE (3.9%)
    173,300  DONCASTERS plc ADR*............  $ 4,527,413
    127,400  Tracor, Inc.*..................    4,084,765
                                              -----------
                                                8,612,178
                                              -----------
AUTOMOTIVE PARTS AND EQUIPMENT (0.7%)
     90,100  Safety Components
              International, Inc.*..........    1,419,075
                                              -----------
AUTOMOTIVE REPAIR, SERVICES AND PARKING (1.1%)
     65,500  Budget Group, Inc.*............    2,456,250
                                              -----------
BANKING AND FINANCIAL (3.4%)
    156,000  Penncorp Financial Group,
              Inc...........................    4,504,500
     84,000  Pilgrim America Capital
              Corp.*........................    2,882,251
                                              -----------
                                                7,386,751
                                              -----------
BUILDING AND CONSTRUCTION (2.2%)
    235,600  Morrison Knudsen Corp.*........    2,635,778
    104,300  Walter Industries, Inc.*.......    2,229,413
                                              -----------
                                                4,865,191
                                              -----------
BUILDING MATERIALS (1.2%)
    208,500  Dal-Tile International,
              Inc.*.........................    2,697,469
                                              -----------
BUSINESS SERVICES (4.8%)
    137,000  BTG, Inc.*.....................    1,258,690
    350,700  LGS Group, Inc.................    4,685,420
    153,300  Laidlaw Environmental Services,
              Inc.*.........................      574,875
    117,000  World Color Press, Inc.*.......    4,065,750
                                              -----------
                                               10,584,735
                                              -----------
COMMUNICATIONS (4.8%)
    157,500  COMSAT Corp....................    5,423,908
    100,000  Young Broadcasting Corp.*......    5,000,000
                                              -----------
                                               10,423,908
                                              -----------
COMPUTER EQUIPMENT AND SOFTWARE (2.3%)
    206,000  Data General Corp.*............    3,643,627
    140,000  Emulex Corp.*..................    1,277,501
                                              -----------
                                                4,921,128
                                              -----------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
CONSUMER PRODUCTS (6.3%)
    133,800  Gibson Greetings, Inc.*........  $ 3,696,229
    129,300  Nutramax Products, Inc.*.......    1,624,332
    137,238  United Stationers, Inc.*.......    8,483,026
                                              -----------
                                               13,803,587
                                              -----------
DIVERSIFIED INDUSTRIES (2.6%)
     62,700  AEP Industries, Inc.*..........    2,147,475
     70,000  Elsag Bailey Process Automation
              N.V.*.........................    1,338,753
     67,300  United Dominion Industries
              Ltd...........................    2,183,044
                                              -----------
                                                5,669,272
                                              -----------
ELECTRONIC EQUIPMENT AND COMPONENTS (5.0%)
    198,000  BMC Industries, Inc............    3,848,625
    158,000  CommScope, Inc.*...............    2,281,125
    135,000  General Semiconductor, Inc.*...    1,611,563
    245,800  Glenayre Technologies, Inc.*...    3,072,500
                                              -----------
                                               10,813,813
                                              -----------
ENERGY EXPLORATION AND DISTRIBUTION (10.6%)
    559,500  EEX Corp.*.....................    5,490,095
    104,900  Equitable Resources, Inc.......    3,487,925
    101,000  Getty Realty Corp..............    2,316,690
     96,100  Nuevo Energy Co.*..............    3,441,581
    245,700  Ocean Energy, Inc.*............    5,789,308
     85,600  Penn Virginia Corp.............    2,493,100
                                              -----------
                                               23,018,699
                                              -----------
FINANCIAL SERVICES (4.0%)
     32,000  Astoria Financial Corp.........    1,978,001
    100,000  Haven Bancorp, Inc.............    2,425,000
    225,000  Richmond County Financial
              Corp.*........................    4,317,188
                                              -----------
                                                8,720,189
                                              -----------
HEALTH CARE (5.1%)
    100,000  Acuson Corp.*..................    1,812,500
    111,000  Bindley Western Industries,
              Inc...........................    4,211,062
    110,000  Integrated Health Services,
              Inc...........................    4,324,376
    156,500  Medical Resources, Inc.*.......      826,525
                                              -----------
                                               11,174,463
                                              -----------
INDUSTRIAL TECHNOLOGIES (2.0%)
    214,500  UNOVA, Inc.*...................    4,290,000
                                              -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
METAL INDUSTRIES (8.4%)
     74,700  Carpenter Technology Corp......  $ 4,033,800
     83,000  General Cable Corp.............    3,766,125
     36,000  Kaydon Corp....................    1,471,500
    208,800  Oregon Steel Mills, Inc........    4,593,548
     75,000  Schnitzer Steel Industries,
              Inc...........................    1,832,816
    164,100  WHX Corp.*.....................    2,676,882
                                              -----------
                                               18,374,671
                                              -----------
REAL ESTATE (1.7%)
    144,100  Insignia Financial Group,
              Inc.-- Class A*...............    3,602,500
                                              -----------
RESTAURANTS (0.3%)
     30,000  Luby's Cafeterias, Inc.........      570,000
                                              -----------
RETAIL (6.6%)
    105,000  Fred Meyer, Inc.*..............    4,849,691
    145,500  ShopKo Stores, Inc.*...........    4,610,531
    473,800  Sunglass Hut International,
              Inc.*.........................    4,974,900
                                              -----------
                                               14,435,122
                                              -----------
TECHNOLOGY (7.6%)
    140,700  ChoicePoint, Inc.*.............    7,659,361
    157,900  GTECH Holdings Corp.*..........    6,138,363
    145,000  Silicon Valley Group, Inc.*....    2,827,500
                                              -----------
                                               16,625,224
                                              -----------
TRANSPORTATION EQUIPMENT (6.0%)
     45,000  Federal-Mogul Corp.............    2,393,440
    181,600  GenCorp, Inc...................    5,584,200
    222,500  Mascotech, Inc.................    5,131,409
                                              -----------
                                               13,109,049
                                              -----------
TOTAL COMMON STOCK (COST $158,161,800)......  $197,573,274
                                              -----------

   FACE
  AMOUNT/               SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
SHORT-TERM HOLDINGS (9.4%)
COMMERCIAL PAPER (6.4%)
    500,000  Cargill Corp., 5.45%, 4/1/98...  $   500,000
  2,000,000  Cargill Corp., 5.60%, 4/7/98...    1,998,135
  1,000,000  Central Illinois Light Co.,
              5.70%, 4/6/98.................      999,208
  2,500,000  Cooperative Association of
              Tractor Dealers, 5.67%,
              4/3/98........................    2,499,213
  1,000,000  Ford Motor Credit Corp., 5.52%,
              4/2/98........................    1,000,000
  2,000,000  GMAC, 5.59%, 4/6/98............    1,998,447
    500,000  General Electric Capital Co.,
              5.52%, 5/1/98.................      497,700
  1,000,000  IBM Credit Corp., 5.53%,
              4/1/98........................    1,000,000
  2,000,000  Merrill Lynch & Co., Inc.,
              5.77%, 4/2/98.................    1,999,679
  1,000,000  Oyster Creek Fuel Corp., 5.70%,
              4/3/98........................      999,683
    500,000  United Airlines First Funding
              Corp., 5.57%, 4/1/98..........      500,000
                                              -----------
TOTAL COMMERCIAL PAPER (COST $13,992,065)...  $13,992,065
                                              -----------
U.S. TREASURY BILLS (3.0%)
  1,000,000  5.00% yield, 4/2/98............      999,861
  2,500,000  5.30% yield, 4/16/98...........    2,494,472
  3,000,000  5.25% yield, 4/23/98...........    2,990,330
                                              -----------
TOTAL U.S. TREASURY BILLS (COST
 $6,484,663)................................  $ 6,484,663
                                              -----------
SHORT-TERM HOLDINGS (COST $20,476,728)......  $20,476,728
                                              -----------
TOTAL INVESTMENTS (100.0%) (COST
 $178,638,528)..............................  $218,050,002
                                              -----------
                                              -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------  ---------------------------------  -----------
COMMON STOCK (77.9%)
AUTOMOTIVE PARTS AND EQUIPMENT (2.8%)
      4,000  Snap-On, Inc.....................  $   182,500
                                                -----------
BANKING AND FINANCIAL (9.1%)
      2,500  Aetna, Inc.......................      208,594
      2,500  Allmerica Financial Corp.........      159,689
        800  Jefferson-Pilot Corp.............       71,150
      2,500  Torchmark Corp...................      114,532
        700  Union Planters Corp..............       43,531
                                                -----------
                                                    597,496
                                                -----------
BUSINESS SERVICES (3.2%)
      8,000  Danka Business Systems plc ADR...      147,000
     20,000  StarBase Corp.*..................       64,376
                                                -----------
                                                    211,376
                                                -----------
CHEMICALS AND ALLIED PRODUCTS (1.3%)
      4,700  W.R. Grace & Co.*................       88,713
                                                -----------
COMMUNICATIONS (6.6%)
      4,000  Alcatel Alsthom ADR..............      152,000
      6,000  Cincinnati Bell, Inc.............      213,750
      2,000  COMSAT Corp......................       68,875
                                                -----------
                                                    434,625
                                                -----------
COMPUTER EQUIPMENT AND SOFTWARE (1.6%)
      4,000  Compaq Computer Corp.............      103,500
                                                -----------
CONSUMER PRODUCTS (1.9%)
      2,000  United Stationers, Inc.*.........      123,625
                                                -----------
CONTAINERS AND PACKAGING (2.0%)
      3,000  Owens-Illinois, Inc.*............      129,742
                                                -----------
ELECTRONIC EQUIPMENT AND COMPONENTS (5.2%)
      6,000  General Instrument Corp.*........      125,626
      5,200  Raychem Corp.....................      216,125
                                                -----------
                                                    341,751
                                                -----------
ENERGY EXPLORATION AND DISTRIBUTION (6.7%)
        800  Coastal Corp.....................       52,100
      6,000  Equitable Resources, Inc.........      199,500
      7,800  Ocean Energy, Inc.*..............      183,787
                                                -----------
                                                    435,387
                                                -----------
FINANCIAL SERVICES (2.1%)
      1,000  Chase Manhattan Corp.............      134,875
                                                -----------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------  ---------------------------------  -----------
HEALTH CARE (7.6%)
      2,000  PacifiCare Health Systems, Inc. -
              Class B*........................  $   150,500
      2,500  Perkin-Elmer Corp................      180,781
      5,000  Quorum Health Group, Inc.*.......      168,126
                                                -----------
                                                    499,407
                                                -----------
HOTELS (1.1%)
      3,000  Mirage Resorts, Inc.*............       72,938
                                                -----------
INDUSTRIAL AND COMMERCIAL MACHINERY (2.6%)
      3,500  Ingersoll-Rand Co................      167,782
                                                -----------
INDUSTRIAL TECHNOLOGIES (2.4%)
      5,000  UCAR International, Inc.*........      156,876
                                                -----------
METAL INDUSTRIES (2.5%)
      3,000  Carpenter Technology Corp........      162,000
                                                -----------
REAL ESTATE (2.5%)
      4,500  Excel Realty Trust, Inc..........      160,313
                                                -----------
RESTAURANTS (1.4%)
      4,700  Luby's Cafeterias, Inc...........       89,300
                                                -----------
RETAIL (4.5%)
      1,200  Fred Meyer, Inc.*................       55,425
      5,000  KMart Corp.*.....................       83,438
     15,000  Sunglass Hut International,
              Inc.*...........................      157,500
                                                -----------
                                                    296,363
                                                -----------
TECHNOLOGY (5.2%)
      5,000  GTECH Holdings Corp.*............      194,375
      5,000  National Semiconductor Corp.*....      104,688
      2,100  Silicon Valley Group*............       40,950
                                                -----------
                                                    340,013
                                                -----------
TRANSPORTATION EQUIPMENT (3.2%)
      2,000  ITT Industries, Inc..............       76,125
      5,000  Terex Corp.*.....................      135,313
                                                -----------
                                                    211,438
                                                -----------
UTILITIES (2.4%)
      5,000  Long Island Lighting Co..........      157,500
                                                -----------
TOTAL COMMON STOCK (COST $4,601,172)..........  $ 5,097,520
                                                -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                VALUE
-----------  ---------------------------------  -----------
SHORT-TERM HOLDINGS (22.1%)
CASH MANAGEMENT ACCOUNTS (5.1%)
     34,252  Boston 1784 Institutional U.S.
              Treasury Money Market Fund......  $    34,252
    299,970  Forum Daily Assets Treasury
              Fund............................      299,970
                                                -----------
TOTAL CASH MANAGEMENT ACCOUNTS (COST
 $334,222)....................................  $   334,222
                                                -----------
COMMERCIAL PAPER (10.1%)
    110,000  Alabama Power Co., 5.66%,
              4/6/98..........................      109,914
    100,000  Florida Power & Light Co., 5.65%,
              4/3/98..........................       99,969
    200,000  Merrill Lynch & Co., Inc., 5.44%,
              4/1/98..........................      200,000
    150,000  Southland Corp., 5.71%, 4/9/98...      149,810
    100,000  Walt Disney Co., 5.50%, 4/2/98...       99,983
                                                -----------
TOTAL COMMERCIAL PAPER (COST $659,676)........  $   659,676
                                                -----------
   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                VALUE
-----------  ---------------------------------  -----------
U.S. TREASURY BILLS (6.9%)
    100,000  5.00% yield, 4/2/98..............  $    99,986
    100,000  5.31% yield, 4/16/98.............       99,779
    250,000  5.35% yield, 4/23/98.............      249,182
                                                -----------
TOTAL U.S. TREASURY BILLS (COST $448,947).....  $   448,947
                                                -----------
TOTAL SHORT-TERM HOLDINGS (COST $1,442,845)...  $ 1,442,845
                                                -----------
TOTAL INVESTMENTS (100.0%) (COST
 $6,044,017)..................................  $ 6,540,365
                                                -----------
                                                -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      SMALL CAP
                                      VALUE FUND   VALUE FUND
                                     ------------  ----------
ASSETS:
    Investments (Note 2)
        Investments at cost........  $178,638,528  $6,044,017
        Net unrealized
         appreciation..............    39,411,474     496,348
                                     ------------  ----------
    Total investments at value.....   218,050,002   6,540,365
    Receivable for securities
     sold..........................       596,120          --
    Receivable for Fund shares
     sold..........................       546,837      13,000
    Interest, dividends and other
     receivables...................        62,411       6,669
    Organization costs, net........        43,455      28,581
                                     ------------  ----------
Total assets.......................   219,298,825   6,588,615
                                     ------------  ----------
LIABILITIES:
    Dividends payable..............           235          --
    Payable for securities
     purchased.....................     1,991,335          --
    Payable for Fund shares
     redeemed......................     1,231,334          --
    Payable to Advisor.............       167,286          --
    Payable to Administrator.......        16,107       5,914
    Payable to Custodian...........       250,331          --
    Accrued fees and other
     expenses......................       155,473      34,796
                                     ------------  ----------
Total liabilities..................     3,812,101      40,710
                                     ------------  ----------
NET ASSETS.........................  $215,486,724  $6,547,905
                                     ------------  ----------
                                     ------------  ----------
COMPONENTS OF NET ASSETS:
    Paid in capital................  $168,704,113  $6,021,405
    Undistributed net investment
     income (loss).................      (528,762)      4,685
    Net unrealized appreciation....    39,411,474     496,348
    Accumulated undistributed net
     realized gain.................     7,899,899      25,467
                                     ------------  ----------
NET ASSETS.........................  $215,486,724  $6,547,905
                                     ------------  ----------
                                     ------------  ----------
NET ASSETS BY SHARE CLASS
    Investor Shares................  $190,407,971  $6,547,905
    Institutional Shares...........    25,078,753          --
                                     ------------  ----------
NET ASSETS.........................  $215,486,724  $6,547,905
                                     ------------  ----------
                                     ------------  ----------
SHARES OF BENEFICIAL INTEREST
 OUTSTANDING
    Investor Shares................    10,209,533     570,259
    Institutional Shares...........     1,335,203          --
                                     ------------  ----------
                                     ------------  ----------
NET ASSET VALUE (OFFERING AND
 REDEMPTION PRICE) PER SHARE
    Investor Shares................  $      18.65  $    11.48
    Institutional Shares...........  $      18.78  $       --
                                     ------------  ----------
                                     ------------  ----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      SMALL CAP   VALUE FUND
                                     VALUE FUND      (A)
                                     -----------  ----------
INVESTMENT INCOME:
    Dividend income................  $   329,323   $  5,901
    Interest income................      359,358     10,913
                                     -----------  ----------
Total investment income............      688,681     16,814
                                     -----------  ----------
EXPENSES:
    Investment advisory fees.......      631,370      6,080
    Shareholder services...........      202,813      2,027
    Administration fees............       99,121      5,914
    Transfer agent services........       76,095      6,861
    Professional services..........       43,832      3,755
    Registration fees..............       37,953      5,655
    Accounting services............       24,000      9,516
    Custody fees...................       16,175          3
    Trustees fees and expenses.....       10,730         45
    Amortization of organization
     costs.........................        8,691      1,419
    Reporting......................        8,386         --
    Miscellaneous..................       69,233        208
                                     -----------  ----------
Total expenses.....................    1,228,399     41,483
                                     -----------  ----------
    Expenses reimbursed and fees
     waived (Note 4)...............      (10,956)   (29,354)
                                     -----------  ----------
    Net expenses...................    1,217,443     12,129
                                     -----------  ----------
NET INVESTMENT INCOME (LOSS).......     (528,762)     4,685
                                     -----------  ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
    Net realized gain on
     investments sold..............    8,170,188     25,467
    Net change in unrealized
     appreciation..................   14,301,974    496,348
                                     -----------  ----------
Net realized and unrealized gain on
 investments.......................   22,472,162    521,815
                                     -----------  ----------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...................  $21,943,400   $526,500
                                     -----------  ----------
                                     -----------  ----------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                             VALUE FUND
                                            SMALL CAP VALUE FUND           --------------
                                     -----------------------------------    PERIOD ENDED
                                      PERIOD ENDED           YEAR          MARCH 31, 1998
                                     MARCH 31, 1998         ENDED           (UNAUDITED)
                                      (UNAUDITED)     SEPTEMBER 30, 1997        (A)
                                     --------------   ------------------   --------------
NET ASSETS--BEGINNING OF PERIOD....   $ 144,000,755      $ 45,384,710        $      100
                                     --------------   ------------------   --------------
OPERATIONS:
    Net investment income (loss)...        (528,762)         (476,883)            4,685
    Net realized gain on
     investments sold..............       8,170,188         9,079,299            25,467
    Net change in unrealized
     appreciation..................      14,301,974        20,662,630           496,348
                                     --------------   ------------------   --------------
        Net increase in net assets
         resulting from
         operations................      21,943,400        29,265,046           526,500
                                     --------------   ------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on
     investments--Investor
     Shares........................      (7,938,033)       (3,073,364)               --
                                     --------------   ------------------   --------------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor
     Shares........................      57,312,115        78,761,282         6,130,005
    Sale of shares--Institutional
     Shares........................      25,626,391                --                --
    Reinvestment of
     distributions--Investor
     Shares........................       7,442,799         3,008,999                --
    Redemption of shares--Investor
     Shares........................     (29,880,364)       (9,345,918)         (108,700)
    Redemption of
     shares--Institutional
     Shares........................      (3,020,339)               --                --
                                     --------------   ------------------   --------------
        Net increase from capital
         transactions..............      57,480,602        72,424,363         6,021,305
                                     --------------   ------------------   --------------
        Net increase...............      71,485,969        98,616,045         6,547,805
                                     --------------   ------------------   --------------
NET ASSETS--END OF PERIOD
 (Including line A)................   $ 215,486,724      $144,000,755        $6,547,905
                                     --------------   ------------------   --------------
                                     --------------   ------------------   --------------
(A) Accumulated undistributed net
 investment income (loss)..........   $    (528,762)     $         --        $    4,685
                                     --------------   ------------------   --------------
                                     --------------   ------------------   --------------


                                         SHARES             SHARES             SHARES
                                     --------------   ------------------   --------------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor
     Shares........................       3,367,744         5,232,267           580,249
    Sale of shares--Institutional
     Shares........................       1,504,695                --                --
    Reinvestment of
     distributions--Investor
     Shares........................         473,140           221,739                --
    Redemption of shares--Investor
     Shares........................      (1,774,332)         (620,752)          (10,000)
    Redemption of
     shares--Institutional
     Shares........................        (169,492)               --                --
                                     --------------   ------------------   --------------
    Net increase in shares.........       3,401,755         4,833,254           570,249
                                     --------------   ------------------   --------------
                                     --------------   ------------------   --------------
(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                           Small Cap Value Fund
                                                      ---------------------------------------------------------------
                                                                                                        Institutional
                                                                      Investor Shares                      Shares
                                                      ------------------------------------------------  -------------
                                                      Six Months Ended    Year Ended      Year Ended    Period Ended
                                                          March 31,      September 30,  September 30,     March 31,
                                                          1998 (a)           1997            1996         1998 (a)
                                                      -----------------  -------------  --------------  -------------
Net asset value, beginning of period................     $   17.68        $   13.71      $   10.00       $   15.99
                                                          --------       -------------     -------      -------------
Investment Operations
    Net investment loss.............................         (0.05)           (0.06)         (0.02)          (0.01)
    Net realized and unrealized gain on
     investments....................................          1.88             4.89           3.73            2.80
                                                          --------       -------------     -------      -------------
Total from Investment Operations....................          1.83             4.83           3.71            2.79
                                                          --------       -------------     -------      -------------
Distributions from
    Net investment income...........................            --               --             --(b)           --
    Net realized gain on investments................         (0.86)           (0.86)            --              --
                                                          --------       -------------     -------      -------------
Total distributions.................................         (0.86)           (0.86)            --              --
                                                          --------       -------------     -------      -------------
Net asset value, end of period......................     $   18.65        $   17.68      $   13.71       $   18.78
                                                          --------       -------------     -------      -------------
                                                          --------       -------------     -------      -------------
Total Return........................................         11.26 %(c)       37.14 %        37.15 %         16.07%(c)

Ratio/Supplementary Data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver........          1.46 %(d)        1.50 %         1.49 %          1.05%(d)
    Expenses, excluding reimbursement/waiver........          1.46 %(d)        1.50 %         1.98 %          1.40%(d)
    Net investment loss, including
     reimbursement/waiver...........................         (0.64)%(d)       (0.56)%        (0.40)%         (0.31)%(d)
Average commission rate (e).........................     $  0.0531        $  0.0560      $  0.0467       $  0.0531
Portfolio turnover rate.............................         29.16 %          98.91 %       111.18 %         29.16%
Net assets at end of period (000's omitted).........     $ 190,408        $ 144,001      $  45,385       $  25,079

(a) Unaudited.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                                  Value Fund
                                                                                ---------------
                                                                                Investor Shares
                                                                                ---------------
                                                                                 Period Ended
                                                                                   March 31,
                                                                                   1998 (a)
                                                                                ---------------
Net asset value, beginning of period (b)......................................    $   10.00
                                                                                    -------
Investment Operations
    Net investment income.....................................................         0.01
    Net realized and unrealized gain on investments...........................         1.47
                                                                                    -------
Total from Investment Operations..............................................         1.48
                                                                                    -------
Net asset value, end of period................................................    $   11.48
                                                                                    -------
                                                                                    -------

Total Return..................................................................        14.80%(c)

Ratio/Supplementary Data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver..................................         1.50%(d)
    Expenses, excluding reimbursement/waiver..................................         5.12%(d)
    Net investment income, including reimbursement/waiver.....................         0.58%(d)
Average commission rate (e)...................................................    $  0.0551
Portfolio turnover rate.......................................................        19.39%
Net assets at end of period (000's omitted)...................................    $   6,548

(a) Unaudited.
(b) See Note 1 of Notes to Financial Statements for commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

The CRM Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has three active diversified investment portfolios. These financial statements relate to two of those portfolios (each a "Fund" and collectively the "Funds"). The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest of $0.001 par value. The classes of each Fund and their date of commencement of operations are as follows:

Small Cap Value Fund (Investor Shares)....................  October 1, 1995
Small Cap Value Fund (Institutional Shares)...............  January 2, 1998
Value Fund (Investor Shares)..............................  January 2, 1998

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

    SECURITY VALUATION--Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

    REALIZED GAIN AND LOSS--Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

    INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    ORGANIZATION COSTS--The costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

    FEDERAL TAXES--Each Fund intends to qualify and continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Since the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is Cramer Rosenthal McGlynn, LLC (the "Adviser"). The Adviser receives monthly, from each Fund, an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund. A previous advisory agreement in effect with CRM Advisors, LLC, an affiliate of Cramer, Rosenthal, McGlynn, Inc., during the period was identical in all material terms including fees.

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC-SM- ("FAdS"). For its services, FAdS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter, subject to an annual minimum of $25,000. Prior to January 1, 1998, the Trust had an Administration Agreement with Forum Financial Services, Inc.-Registered Trademark- ("FFSI") pursuant to which FFSI received a monthly fee equal to the greater of an annual rate of 0.15% of the average daily net assets of each Fund or $40,000 per year.

Forum Shareholder Services, LLC-SM- ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $24,000 per year plus certain account and additional class charges. Prior to January 1, 1998, Forum Financial Corp.-Registered Trademark- ("FFC") served as the transfer agent and dividend disbursing agent, for which it was entitled to receive a fee of $12,000 per year plus certain shareholder account fees.

Pursuant to a separate Distribution Agreement, FFSI acted as distributor of the Funds' shares and was not paid any fee for its distribution services.

Effective January 1, 1998, Forum Accounting Services, LLC-SM- ("FAcS") serves as the fund accountant for each Fund. For these services, FAcS receives a fee of $36,000 per year per Fund, plus certain class charges and certain amounts based upon the number and types of portfolio transactions within each Fund. Prior to January 1, 1998, FFC served as the fund accountant of the Trust pursuant to the same terms and compensation as FAcS.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Trust has adopted a Shareholder Servicing Plan which allows it to obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays shareholder servicing agents, including the Adviser, up to 0.25% of the average daily net assets of each Fund attributable to accounts for which the agent provides shareholder services.

Each Trustee, who was not an "affiliated person" as defined in the Act, received from the Fund an annual fee of $5,000 plus out of pocket expenses.

4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has voluntarily waived a portion of its fees and assumed certain expenses of the Funds. For the period ended March 31, 1998, fees waived and expenses reimbursed were as follows:

                                                         SHAREHOLDER
                                            INVESTMENT    SERVICES    REIMBURSED
                                           ADVISORY FEE      FEE       EXPENSES      TOTAL
                                           ------------  -----------  -----------  ---------
Small Cap Value Fund--Institutional
 Shares..................................   $   10,956    $      --    $      --   $  10,956
Value Fund--Investor Shares..............        6,080        2,027       21,247      29,354

5.  SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended March 31, 1998 were as follows:

                                                                   COST OF     PROCEEDS FROM
                                                                  PURCHASES        SALES
                                                                -------------  -------------
Small Cap Value Fund..........................................  $  93,110,262  $  45,772,352
Value Fund....................................................      5,063,609        487,989

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation as of March 31, 1998 were as follows:

                                                                                   NET
                                                  UNREALIZED     UNREALIZED    UNREALIZED
                                    TAX COST     APPRECIATION   DEPRECIATION  APPRECIATION
                                 --------------  -------------  ------------  -------------
Small Cap Value Fund...........  $  178,638,528  $  48,116,562  $  8,705,088  $  39,411,474
Value Fund.....................       6,044,017        525,864        29,516        496,348

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TRUSTEES
John E. Appelt
Fred M. Filoon
Louis Klein, Jr.
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, New York 10604

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

CUSTODIAN
BankBoston, N.A.
P.O. Box 1959
Boston, Massachusetts 02105

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

INDEPENDENT AUDITORS
Ernst & Young, LLP
One North Broadway
White Plains, NY 10601

INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

[RECYCLE LOGO] This report has been printed on recycled
paper.-------------------------------------------
-------------------------------------------
                                      CRM
                                     FUNDS

                                   SMALL CAP
                                   VALUE FUND

                                   VALUE FUND

                                Investor Shares
                               SEMI-ANNUAL REPORT

                                 March 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CRM FUNDS
------------------------------------
------------------------------------

FUND INFORMATION:                    SHAREHOLDER ACCOUNT INFORMATION:
   Forum Financial Services, Inc.    Forum Shareholder Services, LLC
   Two Portland Square               P.O. Box 446
   Portland, Maine 04101             Portland, Maine 04112
   800-CRM-2883                      800-844-8258
   800-276-2883                      (207) 879-8910

--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT                                                MARCH 31, 1998
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

Having completed the first six months of our third fiscal year of operation, we are pleased to report that the institutional share class of the CRM Small Cap Value Fund continues to enjoy strong performance. The Fund has achieved an average return of 11.26% for the six months ended March 31, 1998. This compares favorably to the average small company growth fund return of 4.22%, as measured by Lipper Analytical Services and a return of 6.57% for the Russell 2000 Index. We take great pride in the Fund's first two and one half years of operations. Within the short period of thirty months, the Fund has accumulated over $215 million in assets.

To reiterate what we have described in previous reports to shareholders, our approach to finding good investments for the Fund is no different from the approach we have successfully employed for our private management clients over the past twenty-four years. We invest in companies undergoing some significant change - change in their revenue/asset mix, change in their cost of doing business and even change in their management. This change often creates a period of undervaluation that can provide an attractive entry point for investment. As value investors, we are looking to acquire stocks that are trading at discounts to market multiples of earnings and cash flow as well as at discounts to comparable companies. As an additional valuation tool, we also develop a "private market" value for our investments, i.e. what a strategic buyer might pay for the whole company.

A good example of our invest philosophy and process is GTech, a new position in the Fund. The significant change at GTech is the resignation under controversial circumstances of founder and chairman Richard Snowden; he has been replaced by William O'Connor formerly of General Electric who enjoys a high level of credibility and is working hard to improve GTech's negative image. In addition, the company is terminating several unprofitable ventures and concentrating its efforts on growing international operations. Finally, a problem relating to their contract with the Texas Lottery should be resolved in the near future.

We are pleased to announce that we launched a new Fund in January, the CRM Mid Cap Value Fund. This Fund will employ the same value approach that has been in place since the founding of Cramer Rosenthal McGlynn and will focus on medium sized companies. In addition, we plan on launching a new CRM Value Fund later this year. This Fund will also employ our value approach and will invest in companies without limitation as to size. As a shareholder of the Small Cap Value Fund, you can expect to receive information about our new Funds in the near future. If, however, we can provide you with any relevant facts sooner, please contact us directly at (800) CRM - 2883.

With the thousands of mutual funds to choose from, we thank you for your decision to invest in our CRM Funds.

Sincerely,

The CRM Funds

          [SIG]
Fred M. Filoon
President

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
COMMON STOCK (90.6%)
AEROSPACE (3.9%)
    173,300  DONCASTERS plc ADR*............  $ 4,527,413
    127,400  Tracor, Inc.*..................    4,084,765
                                              -----------
                                                8,612,178
                                              -----------
AUTOMOTIVE PARTS AND EQUIPMENT (0.7%)
     90,100  Safety Components
              International, Inc.*..........    1,419,075
                                              -----------
AUTOMOTIVE REPAIR, SERVICES AND PARKING (1.1%)
     65,500  Budget Group, Inc.*............    2,456,250
                                              -----------
BANKING AND FINANCIAL (3.4%)
    156,000  Penncorp Financial Group,
              Inc...........................    4,504,500
     84,000  Pilgrim America Capital
              Corp.*........................    2,882,251
                                              -----------
                                                7,386,751
                                              -----------
BUILDING AND CONSTRUCTION (2.2%)
    235,600  Morrison Knudsen Corp.*........    2,635,778
    104,300  Walter Industries, Inc.*.......    2,229,413
                                              -----------
                                                4,865,191
                                              -----------
BUILDING MATERIALS (1.2%)
    208,500  Dal-Tile International,
              Inc.*.........................    2,697,469
                                              -----------
BUSINESS SERVICES (4.8%)
    137,000  BTG, Inc.*.....................    1,258,690
    350,700  LGS Group, Inc.................    4,685,420
    153,300  Laidlaw Environmental Services,
              Inc.*.........................      574,875
    117,000  World Color Press, Inc.*.......    4,065,750
                                              -----------
                                               10,584,735
                                              -----------
COMMUNICATIONS (4.8%)
    157,500  COMSAT Corp....................    5,423,908
    100,000  Young Broadcasting Corp.*......    5,000,000
                                              -----------
                                               10,423,908
                                              -----------
COMPUTER EQUIPMENT AND SOFTWARE (2.3%)
    206,000  Data General Corp.*............    3,643,627
    140,000  Emulex Corp.*..................    1,277,501
                                              -----------
                                                4,921,128
                                              -----------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
CONSUMER PRODUCTS (6.3%)
    133,800  Gibson Greetings, Inc.*........  $ 3,696,229
    129,300  Nutramax Products, Inc.*.......    1,624,332
    137,238  United Stationers, Inc.*.......    8,483,026
                                              -----------
                                               13,803,587
                                              -----------
DIVERSIFIED INDUSTRIES (2.6%)
     62,700  AEP Industries, Inc.*..........    2,147,475
     70,000  Elsag Bailey Process Automation
              N.V.*.........................    1,338,753
     67,300  United Dominion Industries
              Ltd...........................    2,183,044
                                              -----------
                                                5,669,272
                                              -----------
ELECTRONIC EQUIPMENT AND COMPONENTS (5.0%)
    198,000  BMC Industries, Inc............    3,848,625
    158,000  CommScope, Inc.*...............    2,281,125
    135,000  General Semiconductor, Inc.*...    1,611,563
    245,800  Glenayre Technologies, Inc.*...    3,072,500
                                              -----------
                                               10,813,813
                                              -----------
ENERGY EXPLORATION AND DISTRIBUTION (10.6%)
    559,500  EEX Corp.*.....................    5,490,095
    104,900  Equitable Resources, Inc.......    3,487,925
    101,000  Getty Realty Corp..............    2,316,690
     96,100  Nuevo Energy Co.*..............    3,441,581
    245,700  Ocean Energy, Inc.*............    5,789,308
     85,600  Penn Virginia Corp.............    2,493,100
                                              -----------
                                               23,018,699
                                              -----------
FINANCIAL SERVICES (4.0%)
     32,000  Astoria Financial Corp.........    1,978,001
    100,000  Haven Bancorp, Inc.............    2,425,000
    225,000  Richmond County Financial
              Corp.*........................    4,317,188
                                              -----------
                                                8,720,189
                                              -----------
HEALTH CARE (5.1%)
    100,000  Acuson Corp.*..................    1,812,500
    111,000  Bindley Western Industries,
              Inc...........................    4,211,062
    110,000  Integrated Health Services,
              Inc...........................    4,324,376
    156,500  Medical Resources, Inc.*.......      826,525
                                              -----------
                                               11,174,463
                                              -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
INDUSTRIAL TECHNOLOGIES (2.0%)
    214,500  UNOVA, Inc.*...................  $ 4,290,000
                                              -----------
METAL INDUSTRIES (8.4%)
     74,700  Carpenter Technology Corp......    4,033,800
     83,000  General Cable Corp.............    3,766,125
     36,000  Kaydon Corp....................    1,471,500
    208,800  Oregon Steel Mills, Inc........    4,593,548
     75,000  Schnitzer Steel Industries,
              Inc...........................    1,832,816
    164,100  WHX Corp.*.....................    2,676,882
                                              -----------
                                               18,374,671
                                              -----------
REAL ESTATE (1.7%)
    144,100  Insignia Financial Group,
              Inc.-- Class A*...............    3,602,500
                                              -----------
RESTAURANTS (0.3%)
     30,000  Luby's Cafeterias, Inc.........      570,000
                                              -----------
RETAIL (6.6%)
    105,000  Fred Meyer, Inc.*..............    4,849,691
    145,500  ShopKo Stores, Inc.*...........    4,610,531
    473,800  Sunglass Hut International,
              Inc.*.........................    4,974,900
                                              -----------
                                               14,435,122
                                              -----------
TECHNOLOGY (7.6%)
    140,700  ChoicePoint, Inc.*.............    7,659,361
    157,900  GTECH Holdings Corp.*..........    6,138,363
    145,000  Silicon Valley Group, Inc.*....    2,827,500
                                              -----------
                                               16,625,224
                                              -----------
TRANSPORTATION EQUIPMENT (6.0%)
     45,000  Federal-Mogul Corp.............    2,393,440
    181,600  GenCorp, Inc...................    5,584,200
    222,500  Mascotech, Inc.................    5,131,409
                                              -----------
                                               13,109,049
                                              -----------
TOTAL COMMON STOCK (COST $158,161,800)......  $197,573,274
                                              -----------

   FACE
  AMOUNT/               SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
SHORT-TERM HOLDINGS (9.4%)
COMMERCIAL PAPER (6.4%)
    500,000  Cargill Corp., 5.45%, 4/1/98...  $   500,000
  2,000,000  Cargill Corp., 5.60%, 4/7/98...    1,998,135
  1,000,000  Central Illinois Light Co.,
              5.70%, 4/6/98.................      999,208
  2,500,000  Cooperative Association of
              Tractor Dealers, 5.67%,
              4/3/98........................    2,499,213
  1,000,000  Ford Motor Credit Corp., 5.52%,
              4/2/98........................    1,000,000
  2,000,000  GMAC, 5.59%, 4/6/98............    1,998,447
    500,000  General Electric Capital Co.,
              5.52%, 5/1/98.................      497,700
  1,000,000  IBM Credit Corp., 5.53%,
              4/1/98........................    1,000,000
  2,000,000  Merrill Lynch & Co., Inc.,
              5.77%, 4/2/98.................    1,999,679
  1,000,000  Oyster Creek Fuel Corp., 5.70%,
              4/3/98........................      999,683
    500,000  United Airlines First Funding
              Corp., 5.57%, 4/1/98..........      500,000
                                              -----------
TOTAL COMMERCIAL PAPER (COST $13,992,065)...  $13,992,065
                                              -----------
U.S. TREASURY BILLS (3.0%)
  1,000,000  5.00% yield, 4/2/98............      999,861
  2,500,000  5.30% yield, 4/16/98...........    2,494,472
  3,000,000  5.25% yield, 4/23/98...........    2,990,330
                                              -----------
TOTAL U.S. TREASURY BILLS (COST
 $6,484,663)................................  $ 6,484,663
                                              -----------
SHORT-TERM HOLDINGS (COST $20,476,728)......  $20,476,728
                                              -----------
TOTAL INVESTMENTS (100.0%) (COST
 $178,638,528)..............................  $218,050,002
                                              -----------
                                              -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
COMMON STOCK (85.3%)
AUTOMOTIVE PARTS AND EQUIPMENT (5.0%)
      7,500  Safety Components
              International, Inc.*..........  $   116,250
      3,400  Snap-On, Inc...................      155,126
                                              -----------
                                                  271,376
                                              -----------
BANKING AND FINANCIAL (6.4%)
      2,200  Allmerica Financial Corp.......      140,527
      3,200  Charter Municipal Mortgage
              Acceptance Co.................       43,200
        600  Jefferson-Pilot Corp...........       53,363
      1,200  Torchmark Corp.................       54,975
        800  Union Planters Corp............       49,750
                                              -----------
                                                  341,815
                                              -----------
BUSINESS SERVICES (2.6%)
      6,000  Danka Business Systems plc
              ADR...........................      110,251
      7,900  Laidlaw Environmental Services,
              Inc.*.........................       29,625
                                              -----------
                                                  139,876
                                              -----------
CHEMICALS AND ALLIED PRODUCTS (1.5%)
      4,400  W.R. Grace & Co.*..............       83,050
                                              -----------
COMMUNICATIONS (6.8%)
      4,700  Cincinnati Bell, Inc...........      167,438
      1,300  COMSAT Corp....................       44,769
      4,600  United States Cellular
              Corp.*........................      156,113
                                              -----------
                                                  368,320
                                              -----------
CONTAINERS AND PACKAGING (4.0%)
      4,300  ACX Technologies, Inc.*........      102,931
      2,600  Owens-Illinois, Inc.*..........      112,450
                                              -----------
                                                  215,381
                                              -----------
DIVERSIFIED INDUSTRIES (2.5%)
      4,200  United Dominion Industries
              Ltd...........................      136,238
                                              -----------
ELECTRONIC EQUIPMENT AND COMPONENTS (5.7%)
      4,900  Raychem Corp...................      203,657
      1,600  Thomas & Betts Corp............      102,400
                                              -----------
                                                  306,057
                                              -----------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
ENERGY EXPLORATION AND DISTRIBUTION (6.8%)
     16,700  EEX Corp.*.....................  $   163,869
      3,700  Equitable Resources, Inc.......      123,025
      3,510  Ocean Energy, Inc.*............       82,704
                                              -----------
                                                  369,598
                                              -----------
HEALTH CARE (9.0%)
      5,200  Acuson Corp.*..................       94,250
      2,400  Bausch & Lomb, Inc.............      109,650
        600  PacifiCare Health Systems, Inc.
              - Class B*....................       45,150
      2,000  Perkin-Elmer Corp..............      144,625
      2,700  Quorum Health Group, Inc.*.....       90,789
                                              -----------
                                                  484,464
                                              -----------
INDUSTRIAL AND COMMERCIAL MACHINERY (3.7%)
      5,500  Hussmann International, Inc....      103,125
      2,000  Ingersoll-Rand Co..............       95,875
                                              -----------
                                                  199,000
                                              -----------
INDUSTRIAL TECHNOLOGIES (3.2%)
      4,000  UCAR International, Inc.*......      125,501
      2,400  UNOVA, Inc.*...................       48,000
                                              -----------
                                                  173,501
                                              -----------
METAL INDUSTRIES (1.7%)
      1,700  Carpenter Technology Corp......       91,800
                                              -----------
REAL ESTATE (3.8%)
      2,800  Excel Realty Trust, Inc........       99,751
      4,400  TrizecHahn Corp................      103,676
                                              -----------
                                                  203,427
                                              -----------
RESTAURANTS (2.9%)
      8,200  Luby's Cafeterias, Inc.........      155,800
                                              -----------
RETAIL (3.3%)
      1,600  Fred Meyer, Inc.*..............       73,900
     10,100  Sunglass Hut International,
              Inc.*.........................      106,050
                                              -----------
                                                  179,950
                                              -----------
TECHNOLOGY (6.8%)
        500  ChoicePoint, Inc.*.............       27,206
      5,000  GTECH Holdings Corp.*..........      194,375
      5,200  National Semiconductor
              Corp.*........................      108,875
      1,900  Silicon Valley Group*..........       37,050
                                              -----------
                                                  367,506
                                              -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
TEXTILE MILL PRODUCTS (2.1%)
      3,000  Unifi, Inc.....................  $   111,750
                                              -----------
UTILITIES (7.5%)
      1,700  Columbia Energy Group..........      132,175
      4,500  Long Island Lighting Co........      141,750
      3,200  Pacific Enterprises............      130,601
                                              -----------
                                                  404,526
                                              -----------
TOTAL COMMON STOCK (COST $4,281,060)........  $ 4,603,435
                                              -----------

   FACE
  AMOUNT/               SECURITY
  SHARES               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
SHORT-TERM HOLDINGS (14.7%)
CASH MANAGEMENT ACCOUNTS (3.6%)
    195,940  Forum Daily Assets Treasury
              Fund (Cost $195,940)..........  $   195,940
                                              -----------
U.S. TREASURY BILLS (11.1%)
    200,000  5.31% yield, 4/16/98...........      199,558
    400,000  5.27% yield, 4/23/98...........      398,702
                                              -----------
TOTAL U.S. TREASURY BILLS (COST $598,260)...  $   598,260
                                              -----------
TOTAL SHORT-TERM HOLDINGS (COST $794,200)...  $   794,200
                                              -----------
TOTAL INVESTMENTS (100.0%) (COST
 $5,075,260)................................  $ 5,397,635
                                              -----------
                                              -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     SMALL CAP     MID CAP
                                                    VALUE FUND   VALUE FUND
                                                    -----------  -----------
ASSETS:
    Investments (Note 2)..........................
      Investments at cost.........................  $178,638,528 $5,075,260
      Net unrealized appreciation.................   39,411,474     322,375
                                                    -----------  -----------
    Total investments at value....................  218,050,002   5,397,635
    Receivable for securities sold................      596,120          --
    Receivable for Fund shares sold...............      546,837       3,423
    Interest, dividends and other receivables.....       62,411       6,403
    Organization costs, net.......................       43,455      28,581
                                                    -----------  -----------
Total assets......................................  219,298,825   5,436,042
                                                    -----------  -----------
                                                    -----------  -----------
LIABILITIES:
    Dividends payable.............................          235          --
    Payable for securities purchased..............    1,991,335     120,927
    Payable for Fund shares redeemed..............    1,231,334          --
    Payable to Advisor............................      167,286          --
    Payable to Administrator......................       16,107       5,914
    Payable to Custodian..........................      250,331          --
    Accrued fees and other expenses...............      155,473      30,000
                                                    -----------  -----------
Total liabilities.................................    3,812,101     156,841
                                                    -----------  -----------
NET ASSETS........................................  $215,486,724 $5,279,201
                                                    -----------  -----------
                                                    -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital...............................  $168,704,113 $4,927,362
    Undistributed net investment income (loss)....     (528,762)      5,657
    Net unrealized appreciation...................   39,411,474     322,375
    Accumulated undistributed net realized gain...    7,899,899      23,807
                                                    -----------  -----------
NET ASSETS........................................  $215,486,724 $5,279,201
                                                    -----------  -----------
                                                    -----------  -----------
NET ASSETS BY SHARE CLASS
    Investor Shares...............................  $190,407,971 $       --
    Institutional Shares..........................   25,078,753   5,279,201
                                                    -----------  -----------
    NET ASSETS....................................  $215,486,724 $5,279,201
                                                    -----------  -----------
                                                    -----------  -----------
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Investor Shares...............................   10,209,533          --
    Institutional Shares..........................    1,335,203     460,241
                                                    -----------  -----------
                                                    -----------  -----------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE)
 PER SHARE
    Investor Shares...............................  $     18.65  $       --
    Institutional Shares..........................  $     18.78  $    11.47
                                                    -----------  -----------
                                                    -----------  -----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   MID CAP
                                                     SMALL CAP   VALUE FUND
                                                    VALUE FUND       (A)
                                                    -----------  -----------
INVESTMENT INCOME:
    Dividend income...............................  $   329,323  $   5,185
    Interest income...............................      359,358      6,913
                                                    -----------  -----------
Total investment income...........................      688,681     12,098
                                                    -----------  -----------
EXPENSES:
    Investment advisory fees......................      631,370      4,211
    Shareholder services..........................      202,813         --
    Administration fees...........................       99,121      5,914
    Transfer agent services.......................       76,095      6,162
    Professional services.........................       43,832      3,753
    Registration fees.............................       37,953     14,788
    Accounting services...........................       24,000      9,516
    Custody fees..................................       16,175         13
    Trustees fees and expenses....................       10,730         30
    Amortization of organization costs............        8,691      1,419
    Reporting.....................................        8,386         --
    Miscellaneous.................................       69,233        127
                                                    -----------  -----------
Total expenses....................................    1,228,399     45,933
                                                    -----------  -----------
    Expenses reimbursed and fees waived (Note
     4)...........................................      (10,956)   (39,492  )
                                                    -----------  -----------
Net expenses......................................    1,217,443      6,441
                                                    -----------  -----------
NET INVESTMENT INCOME (LOSS)......................     (528,762)     5,657
                                                    -----------  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments sold.........    8,170,188     23,807
    Net change in unrealized appreciation.........   14,301,974    322,375
                                                    -----------  -----------
Net realized and unrealized gain on investments...   22,472,162    346,182
                                                    -----------  -----------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................  $21,943,400  $ 351,839
                                                    -----------  -----------
                                                    -----------  -----------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                MID CAP
                                                                              VALUE FUND
                                                      SMALL CAP VALUE FUND    -----------
                                                    ------------------------    PERIOD
                                                      PERIOD        YEAR      ENDED MARCH
                                                    ENDED MARCH     ENDED      31, 1998
                                                     31, 1998     SEPTEMBER   (UNAUDITED)
                                                    (UNAUDITED)   30, 1997        (A)
                                                    -----------  -----------  -----------
NET ASSETS--BEGINNING OF PERIOD...................  $144,000,755 $45,384,710  $      100
                                                    -----------  -----------  -----------
OPERATIONS:
    Net investment income (loss)..................    (528,762 )  (476,883  )      5,657
    Net realized gain on investments sold.........   8,170,188   9,079,299        23,807
    Net change in unrealized appreciation.........  14,301,974   20,662,630      322,375
                                                    -----------  -----------  -----------
        Net increase in net assets resulting from
         operations...............................  21,943,400   29,265,046      351,839
                                                    -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments--Investor
     Shares.......................................  (7,938,033 ) (3,073,364 )         --
                                                    -----------  -----------  -----------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor Shares...............  57,312,115   78,761,282           --
    Sale of shares--Institutional Shares..........  25,626,391          --     4,927,262
    Reinvestment of distributions--Investor
     Shares.......................................   7,442,799   3,008,999            --
    Redemption of shares--Investor Shares.........  (29,880,364) (9,345,918 )         --
    Redemption of shares--Institutional Shares....  (3,020,339 )        --            --
                                                    -----------  -----------  -----------
        Net increase from capital transactions....  57,480,602   72,424,363    4,927,262
                                                    -----------  -----------  -----------
        Net increase..............................  71,485,969   98,616,045    5,279,101
                                                    -----------  -----------  -----------
NET ASSETS--END OF PERIOD (Including line A)......  $215,486,724 $144,000,755 $5,279,201
                                                    -----------  -----------  -----------
                                                    -----------  -----------  -----------
(A) Accumulated undistributed net investment
 income (loss)....................................  $ (528,762 ) $      --    $    5,657
                                                    -----------  -----------  -----------
                                                    -----------  -----------  -----------


                                                      SHARES       SHARES       SHARES
                                                    -----------  -----------  -----------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor Shares...............   3,367,744   5,232,267
    Sale of shares--Institutional Shares..........   1,504,695          --       460,231
    Reinvestment of distributions--Investor
     Shares.......................................     473,140     221,739            --
    Redemption of shares--Investor Shares.........  (1,774,332 )  (620,752  )         --
    Redemption of shares--Institutional Shares....    (169,492 )        --            --
                                                    -----------  -----------  -----------
    Net increase in shares........................   3,401,755   4,833,254       460,231
                                                    -----------  -----------  -----------
                                                    -----------  -----------  -----------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                            SMALL CAP VALUE FUND
                                                      ----------------------------------------------------------------
                                                                          INVESTOR                      INSTITUTIONAL
                                                                           SHARES                           SHARES
                                                      ------------------------------------------------  --------------
                                                      SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                          MARCH 31,      SEPTEMBER 30,  SEPTEMBER 30,     MARCH 31,
                                                          1998 (A)           1997            1996          1998 (A)
                                                      -----------------  -------------  --------------  --------------
Net asset value, beginning of period................     $   17.68        $   13.71      $   10.00       $   15.99
                                                          --------       -------------     -------         -------
Investment Operations
    Net investment loss.............................         (0.05)           (0.06)         (0.02)          (0.01)
    Net realized and unrealized gain on
     investments....................................          1.88             4.89           3.73            2.80
                                                          --------       -------------     -------         -------
Total from Investment Operations....................          1.83             4.83           3.71            2.79
                                                          --------       -------------     -------         -------
Distributions from
    Net investment income...........................            --               --             --(b)           --
    Net realized gain on investments................         (0.86)           (0.86)            --              --
                                                          --------       -------------     -------         -------
Total distributions.................................         (0.86)           (0.86)            --              --
                                                          --------       -------------     -------         -------
Net asset value, end of period......................     $   18.65        $   17.68      $   13.71       $   18.78
                                                          --------       -------------     -------         -------
                                                          --------       -------------     -------         -------
Total Return........................................         11.26 %(c)       37.14%         37.15 %         16.07 %(c)

Ratio/Supplementary Data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver........          1.46 %(d)        1.50%          1.49 %          1.05 %(d)
    Expenses, excluding reimbursement/waiver........          1.46 %(d)        1.50%          1.98 %          1.40 %(d)
    Net investment loss, including
     reimbursement/waiver...........................         (0.64)%(d)       (0.56)%        (0.40)%         (0.31)%(d)
Average commission rate (e).........................     $  0.0531        $  0.0560      $  0.0467       $  0.0531
Portfolio turnover rate.............................         29.16 %          98.91%        111.18 %         29.16 %
Net assets at end of period (000's omitted).........     $ 190,408        $ 144,001      $  45,385       $  25,079

(a) Unaudited.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                            MID CAP VALUE FUND
                                                                           --------------------
                                                                           INSTITUTIONAL SHARES
                                                                           --------------------
                                                                               PERIOD ENDED
                                                                            MARCH 31, 1998 (A)
                                                                           --------------------
Net asset value, beginning of period (b).................................       $   10.00
                                                                                  -------
Investment Operations
    Net investment income................................................            0.01
    Net realized and unrealized gain on investments......................            1.46
                                                                                  -------
Total from Investment Operations.........................................            1.47
                                                                                  -------
Net asset value, end of period...........................................       $   11.47
                                                                                  -------
                                                                                  -------
Total Return.............................................................           14.70%(c)
Ratio/Supplementary Data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver.............................            1.15%(d)
    Expenses, excluding reimbursement/waiver.............................            8.18%(d)
    Net investment income, including reimbursement/waiver................            1.01%(d)
Average commission rate (e)..............................................       $  0.0570
Portfolio turnover rate..................................................           16.83%
Net assets at end of period (000's omitted)..............................       $   5,279

(a) Unaudited.
(b) See Note 1 of Notes to Financial Statements for commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

The CRM Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has three active diversified investment portfolios. These financial statements relate to two of those portfolios (each a "Fund" and collectively the "Funds"). The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest of $0.001 par value. The classes of each Fund and their date of commencement of operations are as follows:

Small Cap Value Fund (Investor Shares)                      October 1, 1995
Small Cap Value Fund (Institutional Shares)                 January 2, 1998
Mid Cap Value Fund (Institutional Shares)                   January 2, 1998

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

    SECURITY VALUATION -- Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

    REALIZED GAIN AND LOSS -- Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

    INTEREST AND DIVIDEND INCOME -- Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    ORGANIZATION COSTS -- The costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

    FEDERAL TAXES -- Each Fund intends to qualify and continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Since the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is Cramer Rosenthal McGlynn, LLC (the "Adviser"). The Adviser receives monthly, from each Fund, an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund. A previous advisory agreement in effect with CRM Advisors, LLC, an affiliate of Cramer, Rosenthal, McGlynn, Inc., during the period was identical in all material terms including fees.

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC-SM- ("FAdS"). For its services, FAdS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter, subject to an annual minimum of $25,000. Prior to January 1, 1998, the Trust had an Administration Agreement with Forum Financial Services, Inc.-Registered Trademark- ("FFSI") pursuant to which FFSI received a monthly fee equal to the greater of an annual rate of 0.15% of the average daily net assets of each Fund or $40,000 per year.

Forum Shareholder Services, LLC-SM- ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $24,000 per year plus certain account and additional class charges. Prior to January 1, 1998, Forum Financial Corp.-Registered Trademark- ("FFC") served as the transfer agent and dividend disbursing agent, for which it was entitled to receive a fee of $12,000 per year plus certain shareholder account fees.

Pursuant to a separate Distribution Agreement, FFSI acted as distributor of the Funds' shares and was not paid any fee for its distribution services.

Effective January 1, 1998, Forum Accounting Services, LLC-SM- ("FAcS") serves as the fund accountant for each Fund. For these services, FAcS receives a fee of $36,000 per year per Fund, plus certain class charges and certain amounts based upon the number and types of portfolio transactions within each Fund. Prior to January 1, 1998, FFC served as the fund accountant of the Trust pursuant to the same terms and compensation as FAcS.

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                                                                   THE CRM FUNDS

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THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)

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The Trust has adopted a Shareholder Servicing Plan which allows it to obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays shareholder servicing agents, including the Adviser, up to 0.25% of the average daily net assets of each Fund attributable to accounts for which the agent provides shareholder services.

Each Trustee, who was not an "affiliated person" as defined in the Act, received from the Fund an annual fee of $5,000 plus out of pocket expenses.

4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has voluntarily waived a portion of its fees and assumed certain expenses of the Funds. For the period ended March 31, 1998, fees waived and expenses reimbursed were as follows:

                                                              INVESTMENT
                                                               ADVISORY    REIMBURSED
                                                                  FEE       EXPENSES      TOTAL
                                                              -----------  -----------  ---------
Small Cap Value Fund--Institutional Shares..................   $  10,956    $      --   $  10,956
Mid Cap Value Fund--Institutional Shares....................       4,211       35,281      39,492

5.  SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended March 31, 1998 were as follows:

                                                                       COST OF     PROCEEDS FROM
                                                                      PURCHASES        SALES
                                                                    -------------  -------------
Small Cap Value Fund..............................................  $  93,110,262  $  45,772,352
Mid Cap Value Fund................................................      4,610,850        353,617

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation as of March 31, 1998 were as follows:

                                                                                       NET
                                                      UNREALIZED     UNREALIZED    UNREALIZED
                                        TAX COST     APPRECIATION   DEPRECIATION  APPRECIATION
                                     --------------  -------------  ------------  -------------
Small Cap Value Fund...............  $  178,638,528  $  48,116,562  $  8,705,088  $  39,411,474
Mid Cap Value Fund.................       5,075,260        347,594        25,219        322,375

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                                                                   THE CRM FUNDS

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TRUSTEES
John E. Appelt
Fred M. Filoon
Louis Klein, Jr.
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, New York 10604

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

CUSTODIAN
BankBoston, N.A.
P.O. Box 1959
Boston, Massachusetts 02105

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

INDEPENDENT AUDITORS
Ernst & Young, LLP
One North Broadway
White Plains, NY 10601

INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

[RECYCLE LOGO] This report has been printed on recycled paper.
-------------------------------------------
-------------------------------------------
                                      CRM
                                     FUNDS

                                   SMALL CAP
                                   VALUE FUND

                                    MID CAP
                                   VALUE FUND

                              Institutional Shares
                               SEMI-ANNUAL REPORT

                                 March 31, 1998

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